Common Stock	12 Months Ended
Mar. 31, 2013
Equity [Abstract]
Common Stock

5.	Common Stock

	(a)	During the year ended March 31, 2013, the Company issued 975,000 shares of common stock at $0.10 per share for proceeds of $97,500.

	(b)	On November 1, 2012, the Company issued 500,000 shares of common stock with a fair value of $50,000, of which $10,417 was expensed as mineral exploration costs and $39,583 was recorded as deferred compensation.

	(c)	On November 1, 2012, the Company issued 200,000 shares of common stock with a fair value of $20,000, of which $4,166 was expensed as consulting fees and $15,834 was recorded as deferred compensation.

	(d)	On January 1, 2013, the Company issued 3,000,000 shares of common stock with a fair value of $300,000, of which $36,626 was expensed as consulting fees and $263,374 was recorded as deferred compensation.

	(e)	On February 28, 2013, the Company issued 150,000 shares of common stock with a fair value of $15,000 pursuant to a mineral property option agreement. Refer to Note 3.